Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Description of Business
Description of Business
Sun Life Financial Inc. ("SLF Inc.") is a publicly traded company domiciled in Canada and is the holding company of Sun Life Assurance Company of Canada ("Sun Life Assurance"). Both companies are incorporated under the Insurance Companies Act (Canada), and are regulated by the Office of the Superintendent of Financial Institutions, Canada ("OSFI"). SLF Inc. and its subsidiaries are collectively referred to as "us", "our", "ours", "we", or "the Company". We are an internationally diversified financial services organization providing savings, retirement and pension products, and life and health insurance to individuals and groups through our operations in Canada, the United States ("U.S."), Asia, and the United Kingdom ("UK"). Effective the second quarter of 2023, we completed the sale of our UK Business unit. We also operate mutual fund and investment management businesses, primarily in Canada, the U.S., and Asia.

Statement of Compliance
Statement of Compliance
We prepared our Consolidated Financial Statements in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). Our accounting policies have been applied consistently within our Consolidated Financial Statements.

Basis of Presentation
Basis of Presentation
Our Consolidated Statements of Financial Position are presented in the order of liquidity and each statement of financial position line item includes both current and non-current balances, as applicable.

We have defined our reportable business segments and the amounts disclosed for those segments based on our management structure and the manner in which our internal financial reporting is conducted. Transactions between segments are executed and priced on an arm’s-length basis in a manner similar to transactions with third parties.

The material accounting policies used in the preparation of our Consolidated Financial Statements are summarized below and are applied consistently.

Estimates, Assumptions and Judgments
Estimates, Assumptions and Judgments
The application of our accounting policies requires estimates, assumptions and judgments as they relate to matters that are inherently uncertain. We have established procedures to ensure that our accounting policies are applied consistently and that the processes for changing methodologies for determining estimates are controlled and occur in an appropriate and systematic manner.
Use of Estimates and Assumptions
The preparation of our Consolidated Financial Statements requires us to make estimates and assumptions that affect the application of our policies and the reported amounts of assets, liabilities, revenue and expenses. Key sources of estimation uncertainty include the measurement of insurance contract assets and liabilities, reinsurance contract held assets and liabilities and investment contract liabilities, determination of fair value, determination and impairment of goodwill and intangible assets, determination of provisions and liabilities for pension plans, other post-retirement benefits, income taxes, and the determination of fair value of share-based payments. Actual results may differ from our estimates thereby impacting our Consolidated Financial Statements. Information on our use of estimates and assumptions is discussed in this Note and other Notes.
Judgments
In preparation of these Consolidated Financial Statements, we use judgments to select assumptions and determine estimates as described above. We also use judgment when applying accounting policies and when determining the classification of insurance contracts, investment contracts and service contracts; the substance of whether our relationship with a structured entity, subsidiary, joint venture or associate constitutes control, joint control or significant influence; functional currencies; contingencies; acquisitions; deferred income tax assets; and the determination of cash generating unit ("CGU").
Significant estimates and judgments have been made in the following areas and are discussed as noted:

Insurance contract and investment contract assumptions and measurement	Note 1 Insurance Contracts and Investment Contract Liabilities Note 10 Insurance Contracts
Determination of fair value	Note 1 Basis of Consolidation Note 1 Determination of Fair Value Note 3 Acquisitions and Other Note 5 Total Invested Assets and Related Net Investment Income
Determination of fair value of insurance contracts on transition for adoption of IFRS 17	Note 2 Changes in Accounting Policies
Income taxes	Note 1 Income Taxes Note 19 Income Taxes
Pension plans	Note 1 Pension Plans and Other Post-Retirement Benefits Note 24 Pension Plans and Other Post-Retirement Benefits
Goodwill and intangible assets on acquisition and impairment	Note 1 Goodwill Note 1 Intangible Assets Note 3 Acquisitions and Other Note 9 Goodwill and Intangible Assets
Determination of control for purpose of consolidation	Note 1 Basis of Consolidation Note 15 Interests in Other Entities
Share-based payments	Note 18 Share-Based Payments

Basis of Consolidation
Basis of Consolidation
Our Consolidated Financial Statements include the results of operations and the financial position of subsidiaries, which includes structured entities controlled by us, after intercompany balances and transactions have been eliminated. Subsidiaries are fully consolidated from the date we obtain control, and deconsolidated on the date control ceases. The acquisition method is used to account for the acquisition of a subsidiary from an unrelated party at the date that control is obtained, with the difference between the consideration transferred and the fair value of the subsidiary’s net identifiable assets acquired recorded as goodwill. Judgment is required to determine fair value of the net identifiable assets acquired in a business combination. Interests in controlled entities held by external parties are reported as non-controlling interests ("NCI").

We control an entity when we have power over an entity, exposure to or rights to variable returns from our involvement with an entity, and the ability to affect our returns through our power over an entity. Power exists when we have rights that give us the ability to direct the relevant activities, which are those activities that could significantly affect the entity’s returns. Power can be obtained through voting rights or other contractual arrangements. Judgment is required to determine the relevant activities and which party has power over these activities. When we have power over and variable returns from an entity, including an investment fund that we manage, we also apply significant judgment in determining whether we are acting as a principal or agent. To make this determination, we consider factors such as how much discretion we have regarding the management of the investment fund and the magnitude and extent of variability associated with our interests in the fund. If we determine we are the principal rather than the agent, we would consolidate the assets and liabilities of the fund. Interests held by external parties in investment funds that we consolidate are recorded as third-party interest in consolidated investment funds in Other liabilities. If we lose control of an entity, the assets and liabilities of that entity are derecognized from our Consolidated Statements of Financial Position at the date at which control is lost and any investment retained is remeasured to fair value.

A joint venture exists when SLF Inc., or one of its subsidiaries, has joint control of a joint arrangement and has rights to the net assets of the arrangement. Joint control is the contractually agreed sharing of control and exists only when the decisions about the relevant activities require the unanimous consent of the parties sharing control. Associates are entities over which SLF Inc. or its subsidiaries are able to exercise significant influence. Significant influence is the power to participate in the financial and operating policy decisions of an investee but not have control or joint control over those decisions. Significant influence is generally presumed to exist when SLF Inc. or its subsidiaries holds greater than 20% of the voting power of the investee but does not have control or joint control. The equity method is used to account for our interests in joint ventures and associates. A joint operation exists when SLF Inc., or one of its subsidiaries, has joint control of an arrangement that gives it rights to the assets and obligations for the liabilities of the operation, rather than the net assets of the arrangement. For joint operations, we record our share of the assets, liabilities, revenue and expenses of the joint operation. Judgment is required to determine whether contractual arrangements between multiple parties results in control, joint control or significant influence, with consideration of the relevant activities of the entity, voting rights, representation on boards of directors and other decision-making factors. Judgment is also required to determine if a joint arrangement is a joint venture or joint operation, with consideration of our rights and obligations and the structure and legal form of the arrangement.

Determination of Fair Value
Determination of Fair Value
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value is measured using the assumptions that market participants would use when pricing an asset or liability. We determine fair value by using quoted prices in active markets for identical or similar assets or liabilities. When quoted prices in active markets are not available, fair value is determined using valuation techniques that maximize the use of observable inputs. When observable valuation inputs are not available, significant judgment is required to determine fair value by assessing the valuation techniques and valuation inputs. The use of alternative valuation techniques or valuation inputs may result in a different fair value. A description of the fair value methodologies, assumptions, valuation techniques, and valuation inputs by type of asset is included in Note 5. A description of the fair value methodologies, assumptions, valuation techniques and valuation inputs for the transition of insurance contracts to IFRS 17 Insurance Contracts ("IFRS 17") is included in Note 10.
Foreign Currency Translation
Foreign Currency Translation
Translation of Transactions in Foreign Currencies
The financial results of SLF Inc. and its subsidiaries, joint ventures and associates are prepared in the currency in which they conduct their ordinary course of business, which is referred to as functional currency. Transactions occurring in currencies other than the functional currency are translated to the functional currency using the spot exchange rates at the dates of the transactions.

Monetary assets and liabilities in foreign currencies are translated to the functional currency at the exchange rate at the statement of financial position date. Insurance contract and reinsurance contract held assets and liabilities, including the contractual service margin ("CSM"), are monetary items. Non-monetary assets and liabilities in foreign currencies that are held at fair value are translated using the exchange rate at the statement of financial position date, while non-monetary assets and liabilities that are measured at historical cost are translated using the exchange rate at the date of the transaction.

The resulting exchange differences from the translation of monetary items and non-monetary items held at fair value, with changes in fair value recorded to income, are recognized in our Consolidated Statements of Operations. For monetary assets classified as fair value through other comprehensive income ("FVOCI"), translation differences calculated on amortized cost are recognized in our Consolidated Statements of Operations and other changes in carrying amount are recognized in other comprehensive income ("OCI"). The exchange differences from the translation of non-monetary items on these assets are recognized in OCI.
Translation to the Presentation Currency
In preparing our Consolidated Financial Statements, the financial statements of foreign operations are translated from their respective functional currencies to Canadian dollars, our presentation currency. Assets and liabilities are translated at the closing exchange rate at the statement of financial position date, and income and expenses are translated using the average exchange rates. The accumulated gains or losses arising from translation of functional currencies to the presentation currency, net of the effect of any hedges, are included as a separate component of OCI within equity. Upon disposal of a foreign operation that includes loss of control, significant influence or joint control, the cumulative exchange gain or loss related to that foreign operation is recognized in income.

Financial Assets Excluding Derivative Financial Instruments
Invested Assets
Financial Assets Excluding Derivative Financial Instruments (IFRS 9)
Financial assets include cash, cash equivalents and short-term securities, debt securities, equity securities, mortgages and loans, and other financial invested assets.
i) Initial Recognition and Subsequent Measurement
Classification of financial assets
Financial assets are measured at initial recognition at fair value and are classified as and subsequently measured at fair value through profit or loss ("FVTPL"), FVOCI, or amortized cost based on the business model used to manage the financial asset and the contractual cash flow characteristics of the asset. Amortized cost is determined using the effective interest rate method, which is the gross carrying amount less the allowance for ECL. Financial assets are not reclassified subsequent to initial recognition unless the business model used to manage the financial asset has changed. Financial assets are recognized in the Consolidated Statements of Financial Position on their trade dates, which are the dates that we commit to purchase or sell the assets. Originated mortgages and loans are recognized in the Consolidated Statements of Financial Position on their settlement dates.

A financial asset is measured at amortized cost if both of the following conditions are met and the asset is not designated at FVTPL:
•The asset is held within a business model that is held to collect ("HTC"), in which the collection of contractual cash flows from the financial asset is the primary objective and sales are expected to be insignificant or infrequent; and
•The contractual terms of the asset give rise to cash flows that are solely payments of principal and interest ("SPPI") on the principal amount outstanding.

A financial asset is measured at FVOCI if both of the following conditions are met and the asset is not designated at FVTPL:
•The asset is held within a business model that is held to collect and sell ("HTC&S"), in which both the collection of contractual cash flows and the sale of financial assets are integral to achieving the objective of the business model; and
•The contractual terms of the asset give rise, on specified dates, to cash flows that are SPPI.

Financial assets that are managed on a fair value basis and do not meet the objectives of a HTC or HTC&S business model, such as financial assets that are held for trading, are measured at FVTPL and fall within the scope of other business models.

All financial assets not classified as amortized cost or FVOCI, as described above, are measured at FVTPL. Financial assets at FVTPL include financial assets that are held-for-trading. A financial asset is classified as held-for-trading if it is acquired principally for the purpose of selling in the near term. Cash, cash equivalents and short-term securities are held for trading for the purpose of meeting short-term cash requirements and are measured at FVTPL. On initial recognition, we may also make an irrevocable election to designate a financial asset that would otherwise be measured at amortized cost or FVOCI as measured at FVTPL if the financial asset is managed together with a related financial liability and their performance is evaluated on a fair value basis. Certain debt securities, mortgages and loan instruments that support insurance contract liabilities, which are measured at fair value, have been designated at FVTPL, as doing so significantly reduces measurement inconsistency with the related insurance contract liabilities. These financial assets would otherwise have been measured at FVOCI or amortized cost.

Equity securities are measured at FVTPL, unless the asset is not held for trading purposes and we make an irrevocable election to designate the asset at FVOCI. This election is made on an instrument-by-instrument basis. If such an election is made, the fair value changes, including any associated foreign exchange gains or losses, are recognized in OCI and are not subsequently reclassified to the Consolidated Statements of Operations, including upon disposal. Realized gains and losses are transferred directly to retained earnings upon disposal.
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the applicable classifications:

IFRS 9
Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL, FVOCI
Equity securities	FVTPL, FVOCI
Mortgages and loans	FVTPL, FVOCI, Amortized cost
Other financial invested assets	FVTPL
Business model assessment
We determine our business models at the level that best reflects how we manage portfolios of financial assets to achieve our business objectives. Judgment is used in determining our business models, which is supported by relevant, objective evidence including:
•How the economic activities of our businesses generate benefits, for example, through enhancing yields or hedging and how such economic activities are evaluated and reported to key management personnel;
•The significant risks affecting the performance of our businesses, for example, market risk, credit risk, or other risks as described in the Risk Management section of Management’s Discussion and Analysis, and the activities undertaken to manage those risks;
•The frequency, volume, and timing of sales in prior periods, the reasons for the sales and expectations about future sales activity. Information about sales activity is not considered in isolation, but as part of an overall assessment of how our stated objective for managing the financial assets is achieved and how cash flows are realized; and
•The compensation structures for managers of our businesses, to the extent that these are directly linked to the economic performance of the business model.

Our business models include HTC, HTC&S and other, as described above.
Assessment of whether contractual cash flows are SPPI
Financial assets held within a HTC or HTC&S business model are assessed to evaluate if their contractual cash flows are comprised of SPPI. SPPI payments are those which would typically be expected from basic lending arrangements, such as interest and basic lending returns, compensation for credit risk and the time value of money, costs associated with holding the financial asset for a period of time, and a profit margin. In making the SPPI assessment, we consider the contractual terms of the instrument, including assessment of whether the timing or amount of the contractual cash flows could change by a contractual term of the financial asset. A prepayment feature is consistent with the SPPI criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable compensation for early termination of the contract.

Where the contractual terms introduce exposure to risk or variability of the cash flows that are inconsistent with a basic lending arrangement, the related financial asset is classified as and measured at FVTPL.
Subsequent measurement
Equity securities, debt securities, mortgages and loans, and assets related to Collateralized Loan Obligations ("CLOs") that are classified or designated at FVTPL are recorded at fair value in our Consolidated Statements of Financial Position, and gains or losses, including interest or dividend income and foreign exchange gains and losses, are recognized in Net investment income (loss) in the Consolidated Statements of Operations.

Debt securities and mortgages and loans that are classified as FVOCI are recorded at fair value. Interest income, foreign exchange gains (losses), and impairment are recognized in Net investment income (loss) in the Consolidated Statements of Operations. Other gains or losses are recognized in OCI.

Mortgages and loans classified as amortized cost are subsequently measured using the effective interest rate method. Interest income, foreign exchange gains and losses, and impairment are presented in Net investment income (loss) in the Consolidated Statements of Operations.

Other financial invested assets include investments in limited partnerships, segregated funds, mutual funds, and assets related to CLOs that are classified as FVTPL. These financial assets are recorded at fair value, and gains or losses are recognized in Net investment income (loss) in the Consolidated Statements of Operations. Debt securities and Mortgages and loans included in Other financial invested assets that are classified as FVOCI are recorded at fair value.

Cash equivalents are highly liquid instruments with a term to maturity of three months or less. Cash and cash equivalents are classified as FVTPL and the fair values are assumed to approximate their carrying values, due to their short-term nature or because they are frequently repriced to current market rates. Short-term securities are those that have a term to maturity exceeding three months but less than one year. The fair value of short-term securities is approximated by their carrying amount.
ii) Derecognition
Financial assets are derecognized when our contractual rights to the cash flows of the financial asset have expired, or when we transfer the rights to receive contractual cash flows and substantially all the risks and rewards of owning the financial assets have been transferred. When we neither retain nor transfer substantially all the risks and rewards of ownership, the financial assets are derecognized if control over the financial assets have been relinquished. If we retain control of the financial assets, we continue to recognize the transferred assets to the extent of our continuing involvement.

When financial assets are derecognized, the difference between the carrying amount and the consideration received on the date of derecognition is recognized in Net investment income (loss) in the Consolidated Statements of Operations. For debt securities at FVOCI, the cumulative gains (losses) previously recognized in OCI are reclassified to Net investment income (loss) in the Consolidated Statements of
Operations. For equity investments designated at FVOCI, the cumulative gains (losses) previously recognized in OCI are not reclassified to income.

For financial assets measured at amortized cost in which modifications have resulted in derecognition, the gain (loss) is presented together with impairment losses if the modification was a result of financial difficulties of the borrower. Otherwise, the gain (loss) is presented as Net investment income (loss) in the Consolidated Statements of Operations.

Judgment is applied in determining whether contractual rights to the cash flows from the transferred assets have expired or whether we retain the rights to receive the cash flows on the assets but have assumed an obligation to pay for those cash flows.
iii) Impairment
Policies applicable beginning January 1, 2023
We establish an allowance for expected credit losses ("ECL") for financial assets not classified or designated at FVTPL. Financial assets measured at amortized cost are presented at their carrying amounts on the Consolidated Statements of Financial Position, which is the gross carrying amount less the allowance for ECL, with changes in the allowance for ECL recognized in Provision for credit losses in Net investment income (loss) in the Consolidated Statements of Operations. The allowance for ECL on financial assets measured at FVOCI, including debt securities and mortgages and loans, does not reduce the carrying amount of the assets in the Consolidated Statements of Financial Position, which remains at fair value. Rather, an amount equal to the allowance for ECL that would arise if the assets were measured at amortized cost is recognized in OCI, with changes in the allowance for ECL recognized in Provision for credit losses in Net investment income (loss) in the Consolidated Statements of Operations.

At the end of each reporting period, we apply a three-stage impairment approach to measure the ECL on financial assets measured at amortized cost or at FVOCI:
•Stage 1: For financial assets that have not experienced a significant increase in credit risk since the date of initial recognition, a loss allowance equal to the credit losses expected to result from default events occurring over the 12 months following the reporting date is recognized.
•Stage 2: For financial assets that have experienced a significant increase in credit risk since the date of initial recognition, a loss allowance equal to the credit losses expected to result from default events occurring over the remaining lifetime of the financial asset is recognized.
•Stage 3: When a financial asset is considered to be credit-impaired, a loss allowance equal to the ECL over the remaining lifetime of the financial asset is recognized. Interest income is calculated based on the carrying amount of the asset, net of the loss allowance.

We monitor all financial assets that are subject to impairment for significant increase in credit risk. In making this assessment, we consider both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort. Additional details about significant increase in credit risk and forward-looking information are provided in Note 6.
Modified financial assets
The contractual terms of a financial asset may be modified for a number of reasons, including changing market conditions and other factors not related to a current or potential credit deterioration of the borrower. An existing financial asset whose terms have been modified may be derecognized and the renegotiated asset recognized as a new financial asset at fair value in accordance with the accounting policies in this Note.

If modification does not result in derecognition, the financial asset continues to be subject to the assessment for significant increase in credit risk relative to initial recognition. Expected cash flows arising from the modified contractual terms are considered when calculating the ECL for the modified asset. For loans that were modified while having lifetime ECLs, such loans can revert to having 12-month ECLs if the borrower's financial condition that led to it being identified as credit-impaired are no longer present.
Definition of default
The definition of default used in the measurement of ECL is consistent with the definition of default used for our internal credit risk management purposes. We consider a financial asset to be in default when the issuer is unlikely to meet its credit obligations in full, without recourse action on our part, or when the financial asset is 90 days past due. Our definition of default may differ across financial assets and consider qualitative factors, such as the terms of financial covenants, breaches of such covenants, and other indicators of financial distress, as well as quantitative factors, such as overdue status and non-payment of other obligations under the same issuer. We use internally developed data and those obtained from external sources when assessing default.
Credit-impaired financial assets (Stage 3)
At each reporting date, we assess whether financial assets measured at amortized cost and FVOCI are credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. Evidence of credit-impairment may include indications that the borrower is experiencing significant financial difficulty, probability of bankruptcy or other financial reorganization, as well as a measurable decrease in the estimated future cash flows evidenced by the adverse changes in the payments status of the borrower or economic conditions that correlate with defaults. If a financial asset is credit-impaired, interest income is calculated based on the carrying amount of the asset, which is net of the allowance for ECL, rather than on the gross carrying amount.
Write-off of financial assets
The gross carrying amount of a financial asset, and the related allowance for ECL, is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when we determine that the borrower does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with procedures for recovery of amounts due.

For policies prior to January 1, 2023, please refer to Note 6.A.vi.
iv) Embedded Derivatives
Policies applicable beginning January 1, 2023
Under IFRS 9 Financial Instruments ("IFRS 9"), derivatives embedded in contracts where the host is a financial asset in scope of IFRS 9 are not separated. Instead, the hybrid financial instrument, as a whole, is assessed for classification.

Policies applicable prior to January 1, 2023
An embedded derivative is a component of a host contract that modifies the cash flows of the host contract in a manner similar to a derivative, according to a specified interest rate, financial instrument price, foreign exchange rate, underlying index or other variable. We are required to separate embedded derivatives from the host contract, if an embedded derivative has economic and risk characteristics that are not closely related to the host contract, meets the definition of a derivative, and the combined contract is not measured at fair value with changes recognized in income. If an embedded derivative is bifurcated for accounting purposes from the host contract, it will be accounted for as a derivative. For further details on embedded derivatives in insurance contracts, see the Insurance Contracts accounting policy in this Note.
Collateral
Cash received (pledged) as collateral is recognized (derecognized) in our Consolidated Statements of Financial Position with corresponding amounts recognized in Other liabilities (Other assets), respectively. All other types of assets received (pledged) as collateral are not recognized (derecognized) in our Consolidated Statements of Financial Position.

Dervative Financial Instruments
Derivative Financial Instruments
All derivative financial instruments are recorded at fair value in our Consolidated Statements of Financial Position. Derivatives with a positive fair value are recorded as Derivative assets while derivatives with a negative fair value are recorded as Derivative liabilities.

The accounting for the changes in fair value of a derivative instrument depends on whether or not it is designated as a hedging instrument for hedge accounting purposes. Changes in fair value of derivatives that are not designated for hedge accounting purposes, which are defined as derivative investments, are recorded in Net investment income (loss) in our Consolidated Statements of Operations. Income earned or paid on these derivatives is recorded in Net investment income (loss) in our Consolidated Statements of Operations. Hedge accounting is applied to certain derivatives to reduce income statement volatility. All hedging relationships are documented at inception and hedge effectiveness is assessed at inception and on a quarterly basis to determine whether the hedging instruments are highly effective in offsetting changes attributable to the hedged risk in the fair value or cash flows of the hedged items.
Fair Value Hedges
Certain interest rate swaps and foreign currency forwards are designated as hedging instruments in fair value hedges of the interest rate or foreign exchange rate risks associated with FVOCI assets. Changes in fair value of the derivatives are recorded in Net investment income (loss) in our Consolidated Statements of Operations. The change in fair value of FVOCI assets related to the hedged risk is recognized in profit or loss. As a result, ineffectiveness, if any, is recognized in income to the extent that changes in fair value of the derivatives and FVOCI assets do not offset. Interest income earned and paid on the FVOCI assets and swaps in the fair value hedging relationships are recorded in net investment income in our Consolidated Statements of Operations.
Cash Flow Hedges
Certain equity and foreign currency forwards are designated as hedging instruments in cash flow hedges for anticipated payments of awards under certain share-based payment plans and for anticipated foreign currency purchases of foreign operations. Changes in the fair value of derivatives for the effective portion of the hedge are recognized in OCI, while the ineffective portion of the hedge and any items excluded from the hedging relationship, such as the spot-to-forward differential, are recognized in net investment income in our Consolidated Statements of Operations. A portion of the amount recognized in OCI related to the equity forwards is reclassified to income as a component of Operating expenses as the liabilities for the share-based payment awards are accrued over the vesting period. A portion of the amounts recognized in OCI related to the foreign currency forwards would be reclassified to income upon disposal or impairment of the foreign operations. All amounts recognized in, or reclassified from, OCI are net of related taxes.

Investment Properties
Investment Properties
Investment properties are real estate held to earn rental income, for capital appreciation, or both. Properties held to earn rental income or for capital appreciation that have an insignificant portion that is owner-occupied are classified as investment properties. Properties that do not meet these criteria are classified as property and equipment, included in Other assets as described below. Expenditures related to ongoing maintenance of properties incurred subsequent to acquisition are expensed. Investment properties are initially recognized at cost in our Consolidated Statements of Financial Position. Various costs incurred associated with the acquisition of an investment property are either capitalized or expensed depending on whether or not the acquisition is considered a business combination. Investment properties are subsequently measured at fair value with changes in value recorded to Fair value and foreign currency changes on assets and liabilities in our Consolidated Statements of Operations.
When the use of a property changes from owner-occupied to investment property, any gain arising on the remeasurement of the property to fair value at the date of transfer is recognized in our Consolidated Statements of Operations to the extent that it reverses a previous impairment loss. Any remaining increase is recognized in OCI.
Other Non-Financial Invested Assets
Other Non-Financial Invested Assets
Other non-financial invested assets include investments in joint ventures and associates, which are accounted for using the equity method. Investments in joint ventures and associates are initially recorded at cost. The investment in joint ventures and associates is increased by our share of capital contributions and for purchases of additional interests and is reduced by distributions received. In addition, subsequent adjustments to the investment are made for our share of net income or loss and our share of OCI. Our share of net income is recorded in investment income in our Consolidated Statements of Operations and our share of OCI is recorded in our Consolidated Statements of Comprehensive Income (Loss). Impairment losses on equity method investments are recognized when events or changes in circumstances indicate that they are impaired. The impairment loss recognized is the difference between the carrying amount and the recoverable amount.

Other Assets
Other Assets
Other assets, which are measured at amortized cost, include accounts receivable, investment income due and accrued, deferred acquisition costs from service contracts, property and equipment, and lessee’s right-of-use assets. Deferred acquisition costs from service contracts are discussed in the Service contract and fee income section of this Note. Right-of-use assets are discussed in the Leases section of this Note. Owner-occupied properties are amortized to their residual value over 25 to 49 years. Furniture, computers, other office equipment, and leasehold improvements are amortized to their residual value over 2 to 20 years.
Leases
Leases
At inception of a contract, we assess whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. For leases where we act as the lessee, we recognize a right-of-use asset and a lease liability at the commencement date of the lease. For leases where we act as the lessor, we assess whether the leases should be classified as finance or operating leases. Our leases are classified as operating leases. Operating leases are recognized into income on a straight-line basis.

The right-of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability with certain adjustments, and subsequently depreciated using the straight-line method, with depreciation expense included in Operating expenses in the Consolidated Statements of Operations. The right-of-use asset is depreciated to the earlier of the lease term and its useful life. The right-of-use asset is assessed for impairment under IAS 36 Impairment of Assets. Right-of-use assets are assessed for indicators of impairment at each reporting period. If there is an indication that a right-of-use asset may be impaired, an impairment test is performed by comparing the asset’s carrying amount to its recoverable amount. If an impairment loss has been incurred, the carrying value of the right-of-use asset is reduced with the corresponding amount recognized in income.

The lease liability is initially measured at the present value of lease payments over the term of the lease using a discount rate that is based on our incremental borrowing rate. The discount rate is specific to each lease and is determined by various factors, such as the lease term and currency. The lease term includes the non-cancellable period and the optional period where it is reasonably certain we will exercise an extension or termination option, considering various factors that create an economic incentive to do so. Subsequently, the lease liability is measured at amortized cost using the effective interest rate method, with interest charged to Interest expense in the Consolidated Statements of Operations. Lease liabilities and right-of-use assets are remeasured upon lease modifications. A lease modification is considered as a change in the scope of a lease, or the consideration for a lease, that was not part of the original terms and conditions of the lease.

Intangible Assets
Intangible Assets
Intangible assets consist of finite life and indefinite life intangible assets. Finite life intangible assets are amortized on a straight-line basis or using a units-of-production method, over the useful economic lives: i) Distribution, sales potential of field force, client relationships and asset administration contracts — 3 to 40 years; and ii) Internally generated software — 3 to 10 years. Amortization is charged through Operating expenses in the Consolidated Statements of Operation. The useful lives of finite life intangible assets are reviewed annually, and the amortization is adjusted as necessary. Indefinite life intangibles are not amortized, and are assessed for impairment annually or more frequently if events or changes in circumstances indicate that the asset may be impaired. Impairment is assessed by comparing the carrying values of the indefinite life intangible assets to their recoverable amounts. The recoverable amount is the higher of an asset’s fair value less costs to sell and its value in use. If the carrying values of the indefinite life intangibles exceed their recoverable amounts, these assets are considered impaired, and a charge for impairment is recognized in our Consolidated Statements of Operations. The recoverable amount of intangible assets is determined using various valuation models, which require management to make certain judgments and assumptions that could affect the estimates of the recoverable amount.

Goodwill
Goodwill
Goodwill represents the excess of the cost of an acquisition over the fair value of the net identifiable tangible and intangible assets of the acquired businesses. It is carried at original cost less any impairment subsequently incurred. Goodwill is assessed for impairment annually or more frequently if events or circumstances occur that may result in the recoverable amount of a CGU or a group of CGUs falling below its carrying value. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of cash inflows from other groups of assets. We exercise significant judgment in determining our CGUs. The factors considered in determining our CGUs include product cash inflows, product distribution, target markets, and how management monitors and evaluates the operations.
The goodwill balances are allocated to either individual or groups of CGUs that are expected to benefit from the synergies of the business combination. Goodwill impairment is quantified by comparing a CGU’s or a group of CGUs’ carrying value to its recoverable amount, which is the higher of fair value less costs of disposal and value in use. Impairment losses are recognized immediately and cannot be reversed in future periods. Significant judgment is involved in estimating the model inputs used to determine the recoverable amount of our CGUs or group of CGUs, including those for discount rates, capital, the value of new business, expenses, cash flow projections, and market multiples, due to the uncertainty and the forward-looking nature of these inputs. The assumptions may differ from the actual experience, and estimates may change from period to period based on future events or revisions of assumptions. These key assumptions are discussed in Note 9.
Insurance Contract Liabilities
Insurance Contracts
Classification
Insurance contracts are comprised of insurance contracts issued, which are insurance and reinsurance or retrocession contracts that are issued by us, and reinsurance contracts held.

Insurance contracts issued are contracts under which we accept significant insurance risk from a policyholder by agreeing to compensate the policyholder if a specified uncertain future event adversely affects the policyholder. The presence of significant insurance risk in individual contracts is assessed by reviewing books of contracts with homogeneous risk features.
Reinsurance contracts held are insurance contracts under which we are the policyholder and have transferred insurance risk to the issuer of the contract, either the reinsurer or the retrocessionaire. In the normal course of business, we use reinsurance to limit our exposure to large losses. We have a retention policy that requires that such arrangements be placed with well-established, highly-rated reinsurers.

Certain investment contracts contain discretionary participation features ("DPF"), whereby the policyholder has the right to receive, in addition to guaranteed amounts, potentially significant benefits based on returns on a specified pool of assets. For entities like us that issue insurance contracts, investment contracts with DPF are measured and reported as insurance contracts.

Judgment is required to determine the classification of a contract as an insurance contract, investment contract or a service contract. Contracts are classified at initial recognition. Once a contract is classified as an insurance contract, it remains an insurance contract until all rights and obligations are extinguished or the contract is derecognized.
Combination and Separation of Contracts
Derivatives embedded in insurance contracts are treated as separate contracts and measured at fair value with changes in fair value recognized in income unless the embedded derivative itself meets the definition of an insurance contract or when the risks and characteristics of the embedded derivative are closely related to those of the host contract. Embedded derivatives that are not separated are accounted for with the host insurance contract.

Investment components of insurance contracts are amounts we repay to a policyholder in all circumstances (e.g., cash surrender values). Investment components of insurance contracts are treated as separate investment contracts only if the investment component is not highly interrelated with the insurance component and a contract with equivalent terms could be sold separately in the same market. Investment components that are not separated are accounted for as non-distinct investment components of insurance contracts.

Service components of insurance contracts are treated as separate service contracts only if the service component is not highly interrelated with the insurance component and we provide no significant service in integrating the service component with the insurance component. Service components that are not separated are accounted for with insurance contracts.

Insurance components of insurance contracts are treated as separate contracts only if the insurance component constitutes a separate insurance contract (e.g., certain reinsurance treaties that transfer risk on different types of insurance contracts).

For insurance contracts where both parties to the contract have the practical ability to terminate the contract, the extension of the contract beyond the termination date is treated as a new and separate contract. This occurs for most group life and health insurance contracts every year, when we have the right to reprice the contract and the policyholder has the option to not renew the contract. In such instances, each renewal is considered a new and separate contract. This also applies for many reinsurance contracts held, where the reinsurer has the right to reprice new cessions and we have the right to cease ceding new contracts with a notice period. In such instances, the cessions within each notice period are considered a new and separate reinsurance contract held.
Measurement
Insurance contracts are measured in accordance with IFRS 17, using one of the following approaches:
•Variable fee approach ("VFA"): This approach applies to insurance contracts (excluding reinsurance contracts) with direct participation features, which are substantially investment-related service contracts where the policyholder is promised an investment return based on underlying items.
•Premium allocation approach ("PAA"): This is a simplified measurement approach and is applied to all insurance contracts that are eligible to use it, such as the majority of those in our group life and health businesses.
•General measurement approach ("GMA"): This approach applies to all insurance contracts not measured using the VFA or the PAA.

Reinsurance contracts held are measured in a manner consistent with the associated underlying insurance contracts and in accordance with the terms of each reinsurance contract held. Reinsurance contracts held cannot be measured using the VFA. The measurement of reinsurance contracts held includes a provision for the risk that the reinsurer will not honour its obligations under the contract.

The carrying value of insurance contracts comprises the liability for remaining coverage ("LRC") and the liability for incurred claims ("LIC"):
•The LRC is the measurement of our obligation to investigate and pay valid claims for insured events that have not yet occurred (i.e., the obligation that relates to the unexpired portion of the coverage period).
•The LIC is the measurement of our obligation to investigate and pay valid claims for insured events that have already occurred, including events that have occurred but for which claims have not been reported. For reinsurance contracts held, the LIC is an asset for incurred claims.
•For blocks of businesses acquired prior to January 1, 2023, any previously incurred claims where the amount paid to the beneficiary is subject to insurance risk are treated as LIC. For blocks of businesses acquired on or after January 1, 2023, such claims are treated as LRC.

Significant judgment is required in measuring assets or liabilities for insurance contracts, including the assumptions that are used for their measurement. Application of different assumptions may result in different measurement of the insurance contracts. Actual experience may differ from assumptions, and estimates may change from period to period based on future events or revisions of assumptions. Key assumptions and considerations in selecting these assumptions are discussed in Note 10. The sensitivity of the measurement of insurance contracts to changes in risk variables are discussed in Note 7.
Level of Aggregation
The unit of account for the measurement of insurance contracts is a group. Each insurance contract is assigned to a group at initial recognition and remains in that group until the insurance contract is derecognized.

Groups are subdivisions of portfolios. Portfolios are insurance contracts subject to similar risks and managed together and a portfolio is the level at which expenses are attributed and the level at which insurance contracts issued and reinsurance contracts held are presented.
We have established portfolios in each reportable business segment, distinguished between:
•Insurance contracts issued and reinsurance contracts held;
•Group insurance contracts and individual insurance contracts;
•Participating insurance contracts and non-participating insurance contracts;
•Adjustable insurance contracts and non-adjustable insurance contracts;
•Traditional life insurance contracts and universal life insurance contracts; and
•Pass-through insurance contracts and discretionary crediting contracts.

Within each portfolio, separate groups are established by:
•Date of issue: To be in the same group, contracts must be issued within the same time period, and the period cannot be longer than one year; and
•Level of profitability: Insurance contracts are separated into groups of contracts that are onerous at initial recognition, contracts that do not have a significant possibility of becoming onerous subsequently, and other contracts. The level of profitability for an insurance contract is based on the CSM at initial recognition of the contract (as described below in Initial Measurement).

We do not establish additional groups beyond the minimum required except for some portfolios of reinsurance contracts held where grouping is established to line up with the grouping of the underlying insurance contracts issued.
Initial Measurement
Groups of insurance contracts are recognized and measured as the total of the following measurement components:
•Fulfilment cash flows ("FCF"), which is comprised of:
•The present value of future cash flows (including the provisions for financial risk),
•The risk adjustment for non-financial risk; and
•A CSM, representing the unearned profit that will be recognized in income as insurance contract services are provided.

These measurement components apply to groups of insurance contracts measured using the GMA and the VFA. Under the PAA, which is a simplified measurement approach, insurance contracts are measured based on unearned profits and do not include a CSM.
GMA or VFA
Using the GMA or VFA, a group of insurance contracts is measured as the total of the three measurement components, as described above.

Estimates of the present value of future cash flows are explicit and current, and consider all reasonable and supportable information available at the reporting date without undue cost or effort. The portion of the present value of future cash flows related to financial risk variables is consistent with observable market prices and, where necessary, considers a range of scenarios that provides a good representation of possible outcomes. The cash flows for each scenario are probability-weighted and discounted using current assumptions.

The risk adjustment for non-financial risk represents the compensation required for uncertainty related to non-financial risk (mortality, morbidity, surrender and expenses, etc.). The risk adjustment is reduced as the non-financial risks of our insurance contracts diminish over time ("release of risk adjustment").

The CSM at the initial recognition of an insurance contract issued is the amount that fully offsets the FCF at initial recognition, and represents unearned profits on new business that are deferred and amortized into income as insurance contract services are provided. For insurance contracts issued that are not profitable at initial recognition ("onerous insurance contracts"), a CSM is not established and losses are recognized in income immediately.

For reinsurance contracts held, there is no restriction on the CSM based on profitability at initial recognition, and any losses are deferred in the same manner as profits. In addition, the CSM for reinsurance contracts held can be adjusted to offset any gains or losses on the groups of underlying direct contracts that would have gone through CSM if the group of underlying direct contracts had a CSM balance.

For onerous insurance contracts, the loss recognized in the Consolidated Statements of Operations at initial recognition is added to the loss component of the group to which the contract is assigned. The loss component is a notional portion of the LRC that represents the amount of loss that can be reversed by future profit before a CSM is re-established for the group. For groups of reinsurance contracts held for which the CSM has been adjusted to offset gains and losses on groups of underlying direct contracts without a CSM, a loss recovery component is established.
PAA
For groups of insurance contracts using the PAA, there is no liability established at initial recognition, unless factors indicate that the group is onerous, in which case the group is initially recognized at the amount it is onerous, and a loss of that amount is recognized in the Consolidated Statements of Operations and becomes the loss component of the group. For groups using the PAA, insurance acquisition cash flows are recognized in the Consolidated Statements of Operations when incurred, rather than including such expenses in the measurement of LRC.
Subsequent Measurement
The subsequent measurement of FCF uses the same approach as described above for initial measurement, but with current inputs for each subsequent reporting date.

For contracts measured using the PAA, the LRC subsequent to initial recognition is the amount of unearned revenue and the remaining loss component for any groups that are onerous. We do not adjust the LRC to reflect the time value of money and the effects of financial risk when we expect the time between providing coverage and the related premiums to be no more than one year. We do not adjust the LIC to reflect the time value of money and the effects of financial risk when we expect the claims to be fully paid within one year of the insured event occurring.

For contracts measured using the GMA or VFA, the measurement of CSM subsequent to initial recognition is described below.
For groups of insurance contracts issued using the GMA, the CSM at the end of a reporting period is measured as the CSM at the beginning of the reporting period, adjusted for:
•The effect of any new contracts added to the group;
•Interest accretion on the carrying amount of the CSM;
•The change in FCF relating to future service, except to the extent that increases exceed the carrying amount of the CSM (giving rise to a loss) or decreases are allocated to the loss component of the LRC (reversing a prior loss);
•The effect of any currency exchange differences on the CSM; and
•The amount recognized as Insurance revenue due to the performance of insurance contract services in the period ("CSM amortization").

For groups of insurance contracts issued using the VFA, the CSM at the end of a reporting period is measured as the CSM at the beginning of the reporting period, adjusted for:
•The effect of any new contracts added to the group;
•The change in the entity's share of the fair value of underlying items, except to the extent a decrease exceeds the carrying amount of the CSM (giving rise to a loss) or an increase reverses a prior loss, or that risk mitigation applies (see below);
•The change in FCF relating to future service, except to the extent that increases exceed the carrying amount of the CSM (giving rise to a loss) or decreases are allocated to the loss component of the LRC (reversing a prior loss), or that risk mitigation applies (see below);
•The effect of any currency exchange differences on the CSM; and
•CSM amortization.

The risk mitigation option is provided to avoid accounting mismatches that would otherwise occur when the financial risk of a group of insurance contracts is mitigated outside the underlying items of the group. For insurance contracts issued using the VFA, changes related to financial risk adjust the CSM, but offsetting changes from risk mitigation (e.g., derivatives) may go through income. The risk mitigation option allows for a change that would otherwise adjust CSM to be recognized in income instead, to avoid such a mismatch. We apply the risk mitigation option where applicable to reduce accounting mismatches. The effect on CSM of applying the risk mitigation option is disclosed in more detail in Note 5.C.

For groups of reinsurance contracts held, the CSM at the end of a reporting period is measured as the CSM at the start of the reporting period, adjusted for:
•The effect of any new contracts added to the group;
•Interest accretion on the carrying amount of the CSM;
•Income recognized in the reporting period as a result of gains or losses recognized to offset gains or losses on groups of underlying direct contracts with no CSM;
•Reversals of a loss-recovery component to the extent those reversals are not changes in the FCF of the group of reinsurance contracts held;
•The change in FCF relating to future service, unless the change offsets a gain or loss on groups of underlying direct contracts with no CSM or the change is related to groups of onerous insurance contracts using the PAA;
•The effect of any currency exchange differences on the CSM; and
•The amount recognized in income due to services received in the period.

We have not changed the accounting estimates made in previous interim financial statements in the preparation of these Consolidated Financial Statements. In particular, the CSM at the end of each reporting period is the CSM at the beginning of the reporting period adjusted as described above, rather than the CSM at the beginning of the calendar year adjusted as described above.
Presentation on the Consolidated Financial Statements
The carrying value of portfolios of insurance contracts issued and reinsurance contracts held that are in an asset position are presented as Insurance contract assets and Reinsurance contract held assets in the Consolidated Statements of Financial Position, while the carrying value of portfolios of insurance contracts issued and reinsurance contracts held that are liabilities are presented as Insurance Contract liabilities excluding those for account of segregated fund holders and Reinsurance contract held liabilities. Assets for insurance acquisition cash flows incurred before initial recognition of the contracts to which they are attributable are included in the carrying value of the portfolio associated with those contracts.

Amounts related to insurance contracts that impact income are included in the Net insurance service result of the Consolidated Statements of Operations and the Insurance finance income (expenses) line in the Net investment result section. Results in those sections are presented separately for insurance contracts issued and reinsurance contracts held. We have chosen to disaggregate changes in the RA between the Insurance revenue line in Net insurance service result, and the Insurance finance income (expenses) line in Net investment result.
Net insurance service result
Insurance revenue is recognized as insurance contract services are provided for groups of insurance contracts. For insurance contracts issued that are measured using the GMA or the VFA, Insurance revenue includes the following services for which consideration in the form of premiums, net of premium taxes, is expected to be received:
•Expected claims and other expenses directly attributable to fulfilling insurance contracts, measured at the amounts expected at the beginning of the period, and excluding investment components and amounts allocated to the loss component;
•Release of the RA for the period, excluding amounts allocated to the loss component and amounts related to changes in the time value of money, which are recognized in Insurance finance income (expenses);
•CSM amortization to reflect services provided in the period, measured using the coverage units for the reporting period as a proportion of total coverage units (additional detail on coverage units is provided in Note 10);
•Amortization of insurance acquisition cash flows;
•Premium experience adjustments that relate to current or past service; and
•Expected amounts related to income taxes specifically chargeable to the policyholder.

Amortization of insurance acquisition cash flows in Insurance revenue is an allocation of the portion of the premiums that relates to the recovery of insurance acquisition cash flows, determined in a systematic way based on the passage of time. An equal and offsetting amount is included in Insurance service expenses.
For insurance contracts issued measured using the PAA, expected premium receipts (net of premium taxes and excluding investment components) are recognized as revenue, generally based on the passage of time.

Insurance service expenses include:
•Claims incurred in the period (excluding investment components and amounts allocated to the loss component);
•Expenses incurred that are directly attributable to fulfilling the insurance contracts;
•Losses on onerous contracts and reversals of those losses;
•Changes related to past service (e.g., changes in the LIC in periods subsequent to the claim being incurred);
•Amortization of insurance acquisition cash flows;
•Insurance acquisition cash flows expensed as incurred related to PAA contracts; and
•Impairment and reversals of impairment of assets for insurance acquisition cash flows.

For reinsurance contracts held, we have elected to present income and expenses arising from these contracts as a single amount in the Reinsurance contract held net income (expense) line on the Consolidated Statements of Operations. This amount includes an allocation of reinsurance premiums, amounts recovered from reinsurers, and changes in the risk of non-performance by the reinsurer. Allocations of reinsurance premiums are recognized as services are received for the reinsurance contract held.

For reinsurance contracts held measured using the GMA, the services received for which consideration is paid include:
•Expected recoveries and expenses, excluding amounts that are paid regardless of claims;
•Release of the RA for the period;
•CSM recognized for services received; and
•Premium experience adjustments that relate to current or past service.

For reinsurance contracts held measured using the PAA, expected premium payments (net of premium taxes and excluding amounts that are paid regardless of claims) are recognized as an allocation of reinsurance premiums based on the passage of time. Amounts recovered from reinsurers includes incurred claims (excluding amounts that are paid regardless of claims) and expenses, loss recoveries and reversals of loss recoveries, and changes related to past service (e.g., changes in the asset for incurred claims in periods subsequent to the claim being incurred).
Insurance finance income (expenses)
Changes in the carrying value of insurance contracts issued not measured using the VFA and reinsurance contracts held that are due to changes in the time value of money and in financial risk are recognized in the Insurance finance income (expenses) line on the Consolidated Statements of Operations. For insurance contracts issued measured using the VFA, Insurance finance income (expenses) includes changes in the fair value of underlying items and changes not recognized in the CSM when the risk mitigation option is applied. We have elected to recognize all insurance finance income (expenses) in the Consolidated Statements of Operations and not in OCI. Insurance finance income (expense) for insurance contracts for account of segregated fund holders is discussed in the Segregated Funds section of this Note.
Derecognition and Modification
Insurance contracts are derecognized when the obligations in the contract expire, are discharged or cancelled, or when it is modified and the modification is substantial, such as when the modification results in a change in the measurement approach. When a contract modification results in derecognition, the original contract is derecognized and the modified contract is recognized as a new contract. Modifications that do not result in derecognition are treated as changes in FCF.
Segregated Funds
Segregated funds are products where the benefit amount is directly linked to the fair value of the investments held in the particular segregated fund. Although the underlying assets are registered in our name and the segregated fund contract holder has no direct access to the specific assets, the contractual arrangements are such that the segregated fund policyholders bear the risks and rewards of the fund’s investment performance. In addition, certain segregated funds contracts include guarantees from us. Segregated fund contracts are classified as insurance contracts or investment contracts following the classification criteria described in the Insurance Contracts section of this Note and Note 10.
Investments for Account of Segregated Fund Holders
Investments for account of segregated fund holders are recorded separately from the Total general fund assets in our Consolidated Statements of Financial Position and are carried at fair value. Fair values are determined using quoted market values or, where quoted market values are not available, estimated fair values as determined by us. Investments for account of segregated fund holders includes investments for contracts that are classified as insurance contracts and investments for contracts that are classified as investment contracts. Unrealized gains and losses and other investment income from investments for account of segregated fund holders classified as insurance contracts is reported as Net investment income (loss) within the Net investment result for insurance contracts for account of segregated fund holders in the Consolidated Statements of Operations. Such investment income (loss) will be offset by the corresponding increase in the insurance contract liabilities for account of segregated fund holders. Changes in the fair value of the investments for account of segregated fund holders classified as investment contracts are recorded in net realized and unrealized gains (losses) within the segregated fund and are not recorded in our Consolidated Statements of Operations.
Insurance Contract Liabilities for Account of Segregated Fund Holders
Segregated fund products classified as insurance contracts are contracts with direct participation features and are therefore measured using the VFA described in the Insurance contracts section of this Note. Insurance contract liabilities for these contracts are presented as two separate lines on the Consolidated Statements of Financial Position: Insurance contract liabilities excluding those for account of segregated fund holders, and Insurance contract liabilities for account of segregated fund holders. The Insurance contract liabilities for account of segregated fund holders represents the obligation to pay the policyholder an amount equal to the fair value of the underlying items. Changes in this obligation due to changes in fair value of the underlying items are recognized as Insurance finance income or expenses in the Net investment result for insurance contracts for account of segregated fund holders in the Consolidated Statements of Operations. Such insurance finance income or expenses will be offset by the corresponding increase in Investments for account of segregated fund holders. Deposits into and payments from the segregated funds are investment components and thus excluded from insurance revenue and insurance service expenses. The Insurance contract liabilities excluding those for account of segregated fund holders on the Consolidated Statements of Financial Position includes the remaining insurance contract liabilities for these contracts, which comprises the provision for guarantees, future expenses (less future fees), the RA and the CSM. Revenue and expenses related to these items are included in the Insurance service result on the Consolidated Statements of Operations.
Investment Contract Liabilities for Account of Segregated Fund Holders
Investment contract liabilities for account of segregated fund holders are recorded separately from the Total general fund liabilities in our Consolidated Statements of Financial Position. The liabilities reported as Investment contracts for account of segregated fund holders are measured at the aggregate of the policyholder account balances. We derive fee income from segregated funds classified as investment contracts, which is included in Fee income in our Consolidated Statements of Operations. Deposits to segregated funds and payments made from segregated funds are reflected as increases or decreases in Investment contract liabilities for account of segregated fund holders and Investments for account of segregated fund holders and are not reported as revenues or expenses in our Consolidated Statements of Operations.
Financial Liabilities
Financial Liabilities
Classification and initial measurement
Our financial liabilities are classified and measured at amortized cost, except for financial guarantees, derivative liabilities, and liabilities related to CLOs. Financial guarantees, derivative liabilities, and liabilities related to CLOs are classified as FVTPL. For further details on the liabilities related to CLOs, refer to Note 5.A.i. We may also designate certain investment contracts liabilities and third-party interests in consolidated funds at FVTPL on initial recognition, and once designated, the designation is irrevocable. Financial liabilities are designated at FVTPL if doing so either eliminates or significantly reduces accounting mismatch with the supporting assets or that the liabilities and supporting assets are managed together and their performance is evaluated on a fair value basis. Liabilities related to CLOs are designated at FVTPL on initial recognition as doing so either eliminates or significantly reduces an accounting mismatch with the supporting assets. The FVTPL designation is available only for those financial liabilities for which a reliable estimate of fair value can be obtained. All other investment contracts are measured at amortized cost using the effective interest rate method.
Subsequent measurement
Policies applicable beginning January 1, 2023
Financial liabilities classified or designated at FVTPL are measured at fair value. Any interest expenses, foreign exchange gains (losses), and fair value changes that are not due to changes in own credit risk are recognized in Net investment income (loss) in the Consolidated Statements of Operations, unless they arise from derivatives designated as hedging instruments in net investment hedges. For financial liabilities designated at FVTPL, fair value changes attributable to changes in our own credit risk are recorded in OCI, and are not reclassified subsequently to Net investment income (loss) in the Consolidated Statements of Operations.

Financial liabilities at amortized cost are measured at fair value less transaction costs at initial recognition, and subsequently at amortized cost using the effective interest rate method. Interest expense and foreign exchange gains (losses) are recorded in Net investment income (loss) in the Consolidated Statements of Operations.

Policies applicable prior to January 1, 2023
Financial liabilities are classified or designated at FVTPL with the total amount of changes in fair value recognized in profit or loss.
Derecognition
We generally derecognize a financial liability when the contractual obligations expire or are discharged or cancelled. We also derecognize a financial liability when the terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any new non-cash assets transferred or liabilities assumed) is recognized in the Consolidated Statements of Operations.
Investment Contract Liabilities
Policies applicable beginning January 1, 2023
Contracts issued by us that do not transfer significant insurance risk, but do transfer financial risk from the policyholder to us, are financial liabilities and are accounted for as investment contracts, unless they have DPF, in which case they are accounted for as insurance contracts (See Insurance Contracts). Distinct service components of investment contracts are treated as service contracts (See Service Contracts and Fee Income).

Investment contract liabilities without DPF are initially recognized at fair value, less transaction costs directly attributable to the issue of the contract, and are subsequently held at amortized cost using the effective interest rate method. Amortization is recorded as a Decrease (increase) in investment contract liabilities in our Consolidated Statements of Operations. Deposits collected from and payments made to contract holders are recorded as changes in our Investment contract liabilities balance in the Consolidated Statements of Financial Position. Investment contract liabilities are derecognized when the obligation of the contract is discharged, cancelled or expired. Investment contract liabilities without DPF include term certain payout annuities in Canada, accumulation annuities and guaranteed investment contracts in Canada, unit-linked products issued in Hong Kong, and non-unit linked pensions contracts issued in Hong Kong.

As discussed in the Segregated Funds section of this Note, investment contracts under which the policyholder bears the risks associated with the underlying investments are classified as Investment contracts for account of segregated fund holders in the Consolidated Statements of Financial Position.
Policies applicable prior to January 1, 2023
Liabilities for investment contracts without DPF are measured at FVTPL or amortized cost. Contract recorded at FVTPL are measured at fair value at inception and each subsequent reporting period. At each subsequent period, changes in fair value of investment contract liabilities recorded at FVTPL are recorded as an Increase in investment contract liabilities in our Consolidated Statements of Operations. Investment contract liabilities without DPF include term certain payout annuities in Canada, accumulation annuities and guaranteed investment contracts in Canada, unit-linked products issued in the UK and Hong Kong, and non-unit linked pensions contracts issued in the UK and Hong Kong.
Obligations for Securities Borrowing
The obligation for securities borrowing represents our commitment to deliver securities under the short sale program. Under the program, we short sell the securities that we borrowed from a third party. The obligation to return the securities is not recognized in the Consolidated Statements of Financial Position until they are sold, and the risks and rewards of ownership have been transferred. Upon recognition, they are measured at fair value. The securities borrowings are returnable to the lender upon demand or at our discretion.

Other Liabilities
Other Liabilities
Other liabilities, which are measured at amortized cost, include accounts payable, credit facilities, repurchase agreements, accrued expenses and taxes, senior financing, provisions, lessee’s lease liabilities and a deferred payment liability. Liabilities for provisions, other than those reported with insurance contract liabilities and investment contract liabilities, are recognized for present legal or constructive obligations as a result of a past event if it is probable that they will result in an outflow of economic resources and the amount can be reliably estimated. The amounts recognized for these provisions are the best estimates of the expenditures required to settle the present obligations or to transfer them to a third party at the reporting date, considering all the inherent risks and uncertainties, as well as the time value of money. These provisions are reviewed as relevant facts and circumstances change.

Lease liabilities are measured as described in the Leases Section of this Note.

Other financial liabilities are measured at amortized cost. For put option liabilities, upon initial recognition, the present value is calculated using our incremental borrowing rate and subsequent revisions to the expected timing or amount of cash flows payable as well as interest expense will be recognized in the Consolidated Statements of Operations.
Senior Debentures and Subordinated Debt
Senior debentures and subordinated debt liabilities are recorded at amortized cost using the effective interest rate method. Transaction costs are recorded as part of the liability and are recognized in income using the effective interest rate method. These liabilities are derecognized when the obligation of the contract is discharged, cancelled or expired.

Service Contracts and Fee Income
Service Contracts and Fee Income
Contracts issued by us that do not transfer significant insurance risk and do not transfer financial risk from the customer to us, including contracts for investment management service, are classified as service contracts. Distinct service components of insurance and investment contracts are also accounted for as service contracts.

Fees earned from these contracts are recognized and included in Fee income in our Consolidated Statements of Operations. Fee income from service contracts represents fees associated with contracts with customers and includes distribution fees, fund management and other asset-based fees, and administrative services and other fees. Distribution fees includes fees earned from the distribution of investment products and other intermediary activities. Fund management and other asset-based fees includes fees earned from investment management services. Administrative services and other fees includes fees earned from contract administration and other management services. Fee income from service contracts is typically recognized as revenue when services are rendered at either a point in time or over time. The majority of fee income from service contracts is comprised of variable consideration that is based on a percentage of assets under management or another variable metric and is recognized as revenue when it is highly probable that a significant reversal in the amount of the revenue recognized will not occur.
Deferred acquisition costs arising from service contracts or investment contracts are amortized over the expected life of the contracts based on the future expected fees. Where the cost of meeting the obligations of the contract exceeds the economic benefits expected to be received under it, a provision is recognized in Other liabilities in our Consolidated Statements of Financial Position.
Income Taxes
Income Taxes
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. Deferred income tax is provided using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. Current and deferred income tax relating to items recognized in the current or previous period in OCI or directly in equity is accordingly recognized in OCI or equity and not in our Consolidated Statements of Operations. Interest and penalties payable to taxation authorities are recorded in Interest expense and Operating expenses, respectively, in our Consolidated Statements of Operations.

Deferred income tax assets and liabilities are calculated based on income tax rates and laws that are expected to apply when the liability is settled or the asset is realized, which are normally those enacted or considered substantively enacted at the reporting date. Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses to the extent that future taxable profit is expected to be available against which these assets can be utilized. At each reporting period, we assess all available evidence, both positive and negative, to determine the amount of deferred income tax assets to be recognized. The recognition of deferred income tax assets requires estimates and significant judgment about future events, such as projections of future taxable profits, based on the information available at the reporting date.

The determination of the required provision for current and deferred income taxes requires that we interpret tax legislation in the jurisdictions in which we operate. For each reporting period, our income tax provision reflects our best estimate, based on the information available at the reporting date, of tax positions that are under audit or appeal by relevant tax authorities. To the extent that our estimate of tax positions or the timing of realization of deferred income tax assets or liabilities are not as expected, the provision for income taxes may increase or decrease in the future to reflect the actual experience.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, joint ventures and associates, except where we control the timing of the reversal of the temporary difference and it is apparent that the temporary difference will not reverse in the foreseeable future. No deferred income tax asset or liability is recognized in relation to temporary differences that arise from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, did not affect either the accounting profit or taxable profit or loss. Deferred income tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities, the deferred income taxes relate to the same taxable entity and the same taxation authority and we intend either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Pension Plans and Other Post-Retirement Benefits
Pension Plans and Other Post-Retirement Benefits
For defined benefit plans, the present value of the defined benefit obligation is calculated by independent actuaries using the projected unit credit method, and actuarial assumptions that represent best estimates of future variables that will affect the ultimate cost of these obligations. The discount rate used for our material defined benefit plans is determined with reference to market yields of high-quality corporate bonds that are denominated in the same currency in which the benefits will be paid, and that have terms to maturity approximating the terms of obligations. Plan assets are measured at fair value and are held in separate trustee administered funds or as qualifying insurance contracts. The difference between the fair value of the plan assets and the present value of the defined benefit obligation is recognized on the Consolidated Statements of Financial Position as an asset or liability in Other assets or Other liabilities, respectively.

Costs charged to our Consolidated Statements of Operations include current service cost, any past service costs, any gains or losses from curtailments or settlements, and interest on the net defined benefit liability (asset). Remeasurement of the net defined benefit liability (asset), which includes the impact of changes to the actuarial assumptions underlying the liability calculations, liability experience gains or losses, the difference between the return on plan assets and the amount included in the interest on the net defined benefit liability (asset), is reflected immediately in OCI. The calculation of the defined benefit expenses and obligations requires judgment as the recognition is dependent on various actuarial assumptions such as discount rates, health care cost trend rates and projected compensation increases. These key assumptions are discussed in Note 24.

Dividends
Dividends
Dividends payable to holders of shares of SLF Inc. are recognized in the period in which they are authorized or approved. Dividends that have been reinvested in additional common shares under the Dividend Reinvestment and Share Purchase Plan ("DRIP") are also reflected as dividends within retained earnings. Where SLF Inc. has issued common shares from treasury under the DRIP, the additional shares have been reflected in common shares.

Share-Based Payments
Share-Based Payments
Stock options of SLF Inc. granted to employees are accounted for as equity-settled share-based payment transactions. The total compensation expense for stock options is computed based on the fair value of the stock option at the date of grant and the estimated number of options expected to vest at the end of the vesting period. The expense is recognized over the vesting period as compensation expense in Operating expenses in our Consolidated Statements of Operations, with an offset to contributed surplus in our Consolidated Statements of Changes in Equity. When options are exercised, new common shares are issued, contributed surplus is reversed and the common shares issued are credited to common shares in our Consolidated Statements of Changes in Equity.

Other share-based payment plans based on the value of SLF Inc.’s common shares are accounted for as cash-settled share-based payment transactions. The total liabilities for these plans are computed based on the estimated number of awards expected to vest at the end of the vesting period. The liabilities are recomputed at the end of each reporting period and are measured at the fair value of the award at that reporting date. The liabilities are accrued and expensed on a straight-line basis over the vesting periods. The liabilities are settled in cash at the end of the vesting period.

Share-based payment awards within MFS Investment Management ("MFS"), which are based on their own shares, are accounted for as cash-settled share-based payment awards. The vested and unvested awards, as well as the shares that have been issued under these plans, are recognized as liabilities because MFS has a practice of purchasing the issued shares from employees after a specified holding period. The total liabilities for these plans are computed based on the estimated number of awards expected to vest at the end of the vesting period. The liabilities are accrued over the vesting period and are measured at fair value at each reporting period with the change in fair value recognized as compensation expense in Operating expenses in our Consolidated Statements of Operations. The liabilities are settled in cash when the shares are purchased from the employees.

Basic and Diluted Earnings Per Share ("EPS")
Basic and Diluted Earnings Per Share ("EPS")
Basic EPS is calculated by dividing the common shareholders’ net income by the weighted average number of common shares issued and outstanding.

Diluted EPS adjusts common shareholders’ net income and the weighted average number of common shares for the effects of all dilutive potential common shares under the assumption that convertible instruments are converted and that outstanding options are exercised. Diluted EPS is calculated by dividing the adjusted common shareholders’ net income by the adjusted weighted average number of common shares outstanding. For convertible instruments, common shareholders’ net income is increased by the after-tax expense on the convertible instrument while the weighted average common shares are increased by the number of common shares that would be issued at conversion. For stock options, it is assumed that the proceeds from the exercise of options whose exercise price is less than the average market price of common shares during the period are used to repurchase common shares at the average market price for the period. The difference between the number of common shares issued for the exercise of the dilutive options and the number of common shares that would have been repurchased at the average market price of the common shares during the period is adjusted to the weighted average number of common shares outstanding.

Changes in Accounting Policies
We adopted the following new and amended IFRS on January 1, 2023.
2.A.i IFRS 17
Summary
In May 2017, the IASB issued IFRS 17, with an amendment issued in June 2020 to defer the effective date of IFRS 17 to annual periods beginning on or after January 1, 2023. This standard is to be applied using a retrospective approach, with at least one year of comparative results provided. If retrospective application to a group of insurance contracts is impracticable, a modified retrospective or fair value approach may be used. IFRS 17 replaces IFRS 4 Insurance Contracts ("IFRS 4") and impacts how we recognize, measure, present, and disclose our insurance contracts in our Consolidated Financial Statements.

IFRS 17 and IFRS 9 were effective for us beginning January 1, 2023. Restated comparative period results have been provided for IFRS 17. As permitted by IFRS 9, we elected not to restate comparative period results, and as permitted by IFRS 17, we have elected to present comparative information on financial assets as if IFRS 9 were applicable during the comparative period.

For initial measurement of insurance contracts at the transition date of January 1, 2022, we have elected to use the fair value approach for all groups for which the retrospective approach is impracticable. For more information on the application of the fair value approach at transition, see the Fair value measurement section below.

IFRS 17 establishes principles for the recognition, measurement, presentation, and disclosure of insurance contracts. The key principles of IFRS 17 are as follows:
•Insurance contracts are those under which an entity accepts significant insurance risk from another party ("policyholder") by agreeing to compensate the policyholder if a specified uncertain future event ("insured event") adversely affects the policyholder.
•Insurance contracts issued and reinsurance contracts held are divided into groups that will be separately recognized and measured.
•Groups of insurance contracts are recognized and measured as the total of the following measurement components: a) the present value of future cash flows; b) a risk adjustment for non-financial risk ("RA"); and c) the Contractual Service Margin ("CSM"), an amount that represents the unearned profit of the group of contracts. These measurement components apply to groups of insurance contracts measured using the GMA and the VFA. The VFA applies to insurance contracts issued with direct participation features, which are substantially investment-related service contracts under which the policyholder is promised an investment return based on underlying items, such as segregated funds and certain participating insurance contracts. For short duration contracts, such as most of our group life and health business, a simplified measurement approach (PAA) is applied. Under the PAA, insurance contracts are measured based on unearned profits and do not include a CSM.
•The profit from a group of insurance contracts is recognized into income over the period that insurance contract services are provided and as the non-financial risks related to providing the insurance contracts diminish.
•Insurance revenue, insurance service expenses and insurance finance income or expenses are presented separately.
Significant Differences between IFRS 17 and IFRS 4
The following section describes the most significant differences between IFRS 17 and the accounting policies applied under IFRS 4.
Scope
There is no substantial change in IFRS 17 compared to IFRS 4 with regards to which contracts fall within the scope of the standard. However, we have updated the accounting policy for classification that was adopted on the transition to IFRS 4 in 2011 to ensure consistency with the IFRS 17 definition of insurance contracts.

Under IFRS 17, an insurance contract is defined as a contract under which the issuer accepts significant insurance risk from the policyholder by agreeing to compensate the policyholder if an insured event adversely affects the policyholder. In assessing whether "significant" insurance risk exists, certain contracts that were classified as insurance contracts under IFRS 4 were reclassified as investment contracts under IFRS 17. Such changes in classification were limited to certain deferred annuity products where the insurance risk is limited to the right to annuitize the maturity benefit, which fell short of the threshold for "significant" insurance risk.

Furthermore, IFRS 17 includes new requirements for the separation of distinct investment components and distinct goods or non-insurance service components of insurance contracts. At transition to IFRS 17, there were no distinct investment components and only immaterial distinct service components in our insurance contracts.

Unlike IFRS 4, IFRS 17 requires reinsurance contracts held to be measured separately from the underlying direct contracts. A reinsurance contract is an insurance contract issued by the reinsurer to compensate another entity for claims arising from one or more insurance contracts issued by that other entity ("underlying contracts").

Only contracts that transfer insurance risk to the reinsurer are considered reinsurance contracts held from the ceding entity’s point of view. We have reinsurance treaties that transfer only non-insurance risks to the reinsurer, however these are not considered reinsurance contracts held in scope of IFRS 17, nor were they in scope of IFRS 4. Rather, they are treated as insurance contracts purchased.

Reinsurance treaties that are part of the underlying items of participating insurance contracts (i.e., where all the cash flows of the reinsurance treaty are fully passed through to the participating insurance policyholders) are measured and reported separately.

Investment contracts with DPF are in scope of IFRS 17 and were in scope of IFRS 4. However, such contracts were reported with other investment contracts under IFRS 4, and are reported with insurance contracts under IFRS 17.
Measurement
The measurement of insurance contracts under IFRS 17 differs from the Canadian Asset Liability Method ("CALM") previously applied under IFRS 4. The most significant differences by measurement component are as follows:

Present value of future cash flows:
•The discount rates used to present value future cash flows under IFRS 17 are based on the characteristics of the insurance contracts. Under IFRS 4, the CALM is used to determine actuarial liabilities based on the portfolio of assets currently supporting the insurance contract liabilities and reinvestment assumptions.
•Estimates under IFRS 17 include the current market view of the cost of financial guarantees, which requires a valuation consistent with market option prices. Under IFRS 4, the cost of financial guarantees is based on the amount required to fulfill the obligation but not directly linked to market option prices.
•Expense cash flows under IFRS 17 are limited to those directly attributable to fulfilment of the obligations under insurance contracts.
•Future income taxes are excluded from future cash flows under IFRS 17.

RA:
•Measures the compensation required for uncertainty related to non-financial risk, such as mortality, morbidity, surrender and expenses under IFRS 17.
•Provisions for uncertainty related to financial risk are implicitly included in the present value of future cash flows under IFRS 17.
•No amount is provided for asset-liability mismatch risk under IFRS 17.
•Under IFRS 4, amounts provided for the risks listed above are reflected in a provision for adverse deviations included in insurance contract liabilities.

CSM:
•This is a new component of liabilities and necessitates the "grouping" of insurance contracts, which is not required under IFRS 4.
•The CSM represents unearned profits, as discussed above.

The measurement approaches under IFRS 17 and IFRS 4 are similar for insurance contracts measured using the PAA. Differences arise mainly in the measurement of the LIC, where the discount rate and risk adjustment for non-financial risk changes noted above apply.
Presentation
IFRS 17 requires that portfolios of insurance contracts that are in an asset position be presented separately from portfolios of insurance contracts that are in a liability position in the Consolidated Statements of Financial Position. Also, portfolios of insurance contracts issued must be presented separately from portfolios of reinsurance contracts held. Previously, insurance contracts issued were presented only as liabilities and reinsurance contracts held were presented only as assets. Certain balances, such as policy loans and outstanding and prepaid premiums, that were previously presented separately or included in Other assets and Other liabilities are now included in the assets or liabilities for insurance contracts issued or reinsurance contracts held.

The presentation of income from insurance contracts on the Consolidated Statements of Operations has changed significantly for IFRS 17. Prior to IFRS 17, insurance related income was presented separately in the lines Gross premiums, Ceded premiums, Gross claims and benefits paid, Reinsurance expenses (recoveries), Increase (decrease) in insurance contract liabilities, and Decrease (increase) in reinsurance assets. The line Operating expenses, commissions and premium taxes included all expenses, reflecting those from both insurance and non-insurance contracts.

Under IFRS 17, insurance-related income is presented in the Insurance service result section and the Insurance finance income (expenses) line in the Investment result section. Amounts are presented separately for insurance contracts issued and reinsurance contracts held. The Insurance service expenses line includes amounts previously reported as Gross claims and benefits paid, with the exclusion of repayments of investment components, which are amounts that are returned to policyholders under all circumstances. Directly attributable expenses are also presented as Insurance service expenses. Income or expense from reinsurance contracts held is now presented as one line, which includes an allocation of reinsurance premiums paid and amounts recovered from reinsurers.

For insurance contracts measured using the GMA or VFA, premiums are no longer reported as revenue or recognized in income when received. Insurance revenue in a reporting period is comprised of the portion of premiums that cover expected claims and directly attributable expenses in the period, as well as the release of RA and the amortization of CSM for the period. Insurance revenue excludes the portion of premiums that cover repayment of investment components.

Fee income excludes income from insurance contracts as any fees earned would be recognized in Insurance contract revenue. Similarly, the Operating expenses and commissions line excludes expenses that are directly attributable to issuing or fulfilling insurance contracts as these expenses, as well as premium taxes paid, are included in the Insurance service result section.
Transition Impacts
Transition Method
The retrospective application of IFRS 17 at the transition date of January 1, 2022, was implemented using the fair value approach where a full retrospective approach was impracticable. The full retrospective approach was deemed impracticable for all groups of insurance contracts measured using the GMA or VFA, because estimates required information that was either not available or would not have been available in a usable form in prior periods. For groups of insurance contracts measured using the PAA, we applied full retrospective measurement at transition.

Under the fair value approach, the CSM at transition for a group of insurance contracts is equal to the fair value of the group of insurance contracts less the FCF measured using IFRS 17. The fair value of a group of insurance contracts is the amount that a market participant would require to take over the obligations of the group of insurance contracts.
Transition Grouping
As permitted under IFRS 17 when using the fair value approach, groups of insurance contracts at transition were formed according to the IFRS 17 grouping requirements, but without the restriction that groups should not contain contracts that are issued more than one year apart. Also, given the definition of fair value, all insurance contracts issued in a portfolio were in the same profitability group. Therefore, there was only one group for each portfolio of insurance contracts issued at transition. Portfolios of reinsurance contracts held at transition were grouped according to the grouping of the direct underlying contracts.
Fair Value Measurement
The fair value of a group of insurance contracts issued as at the transition date was measured using one of two approaches, the current pricing margin approach or the "adjusted fulfilment cash flows" approach. For both approaches, our requirements were considered a reasonable proxy for a market participant's requirements, as we share the characteristics of a typical market participant in the insurance market. The determination of fair value requires us to make estimates and assumptions that require significant judgment.

The "adjusted fulfilment cash flows" approach identifies specific amounts a market participant would require, in addition to the FCF, to take over the obligations of the group. These include:
•A provision for reinvestment risk, which was measured as the cost of capital for interest rate risk using the higher of the Life Insurance Capital Adequacy Test ("LICAT") and local capital requirements;
•An amount for overhead and other non-directly attributable expenses not covered by FCF; and
•Other adjustments, including a provision for general operational risk and an amount to compensate for the expectation, as at the transition date, that CSM would not be tax-deductible.

The current pricing margin approach identifies the amount a market participant would require by identifying the amount that we require in the current pricing of insurance contracts.

The "adjusted fulfilment cash flows" approach was used for most non-participating insurance and annuity contracts. The current pricing margin approach was used for most fee-based and pass-through contracts.

The fair value of a group of reinsurance contracts held as at the transition date was measured as the difference between the fair value of the group of underlying insurance contracts without consideration of reinsurance, and the fair value of the group of underlying insurance contracts together with the corresponding group of reinsurance contracts held.
CSM at Transition
The CSM at transition for each group of insurance contracts is the fair value of the contracts less the FCF. The FCF at transition were measured using the IFRS 17 policies described in Note 1 and Note 10. The discount curve was established as at the transition date, and became the locked-in discount curve for the group going forward, as the fair value method was applied.

Details on the impacts on the Consolidated Financial Statements due to the adoption of IFRS 17 are included in Note 2.A.iv.
2.A.ii IFRS 9
Summary
During the first quarter, we adopted IFRS 9, which includes guidance on the classification and measurement of financial instruments, impairment of financial assets and hedge accounting, and does not require restatement of comparative periods. IFRS 9 replaces IAS 39 Financial Instruments: Recognition and Measurement ("IAS 39"). As a result of the application of IFRS 9, we changed our accounting policies in the areas indicated below, which were effective beginning January 1, 2023. We are permitted, under IFRS 17, to present comparative information on financial assets as if IFRS 9 were applicable during the comparative period ("classification overlay"). We have elected to apply the classification overlay to our financial assets and their comparative period results as if IFRS 9 had been effective since January 1, 2022. Certain comparative period information will continue to be presented in accordance with our previous accounting policies, as indicated below.
Classification of financial assets and financial liabilities
IFRS 9 introduces three principal classification categories for financial assets. Financial assets are measured at initial recognition at fair value, and are classified as and subsequently measured at FVTPL, FVOCI or amortized cost based on our business model for managing the financial asset and the contractual cash flow characteristics of the asset.

IFRS 9 eliminates the previous IAS 39 categories of held-to-maturity, available-for-sale ("AFS"), and loans and receivable financial assets. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in scope of IFRS 9 are not separated. Instead, the hybrid financial instrument, as a whole, is assessed for classification.

IFRS 9 maintains the IAS 39 classification for financial liabilities. Under IFRS 9, financial liabilities are measured at either amortized cost or FVTPL.

Further details on how we classify and measure our financial assets and financial liabilities and account for the related gains and losses under IFRS 9 are described in Note 1.
Impairment of financial assets
IFRS 9 replaces the "incurred loss" model under IAS 39 with a forward-looking ECL model. The new impairment model applies to financial assets measured at amortized cost, debt securities measured at FVOCI, mortgages and loans measured at FVOCI, lease receivables, account receivables, loan commitments and financial guarantees not measured at FVTPL. Credit losses are recognized earlier under IFRS 9 as compared previously under IAS 39. Refer to the impairment section in Note 1.
Hedge accounting
IFRS 9 introduced a new hedge accounting model, but permits entities to continue applying hedge accounting requirements under IAS 39 instead of those under IFRS 9. We have elected to continue applying the hedge accounting requirements under IAS 39.
Interest Rate Benchmark Reform — Phase 2 amendments
In August 2020, the IASB issued the Interest Rate Benchmark Reform Phase 2, which includes amendments to IFRS 9, IAS 39, IFRS 7 Financial Instruments: Disclosures ("IFRS 7"), IFRS 4, and IFRS 16 Leases ("IFRS 16"). These amendments address issues that arise from the implementation of the reforms, including the replacement of a benchmark with an alternative reference rate (“ARR”), such as the Secured Overnight Financing Rate ("SOFR"), in the case of US dollar London Inter-Bank Offered Rate ("LIBOR"), and the Canadian Overnight Repo Rate Average ("CORRA"), in the case of the Canadian Dollar Offered Rate ("CDOR"). The adoption of these amendments did not have a material impact on our Consolidated Financial Statements.

All LIBOR settings were either discontinued or declared non-representative on or before June 30, 2023. On May 16, 2022, Refinitiv Benchmark Services (UK) Limited, the administrator of CDOR, announced that it will permanently cease the publication of all three tenors of CDOR after June 28, 2024. Concurrently, OSFI published their expectation that Federally Regulated Financial Institutions ("FRFIs") transition all new derivatives and securities to an ARR by June 30, 2023, with no new CDOR exposure being recognized after that date (with limited exceptions for risk management requirements), and that loan agreements referencing CDOR be transitioned by June 28, 2024. FRFIs are also expected to prioritize system and model updates to accommodate the use of CORRA (or any alternative reference rates, as necessary) prior to such date.

Also, with the cessation of CDOR’s publication, the Bankers’ Acceptance ("BA") lending model will be discontinued, and BA issuance is expected to cease. To facilitate the Canadian loan markets’ move away from CDOR and BAs, on July 27, 2023, the Canadian Alternative Reference Rate working group ("CARR"), established by the Canadian Fixed-Income Forum committee of the Bank of Canada ("CFIF"), has implemented a milestone in its two-stage transition plan whereby no new CDOR or BA-related contract should be entered into after November 1, 2023. CFIF has formed a BA-related working group to facilitate a smooth transition away from BAs and to assess potential options to replace them.

In preparation for the above-mentioned benchmark reform, we implemented an Interbank Offered Rate ("IBOR") Transition Program (the "Program") to manage the transition from LIBOR and CDOR to appropriate ARRs. The Program is cross-functional in nature and comprises key stakeholders across our organization and operates with executive oversight. The Program is on track in executing its transition plan, and is mindful of incorporating market developments as they arise. We also actively participate in industry associations and incorporate best practice guidance from these industry associations, as well as regulatory bodies, into the transition plan, such as reviewing and remediating our IBOR-based contracts to incorporate appropriate fallback language. The Program is designed to address the risk and uncertainty relating to our transition to ARRs and other factors relating to reform that could otherwise adversely affect our operations and cash flows and the value of and return on our investments that are IBOR-based. Our affiliated entities with IBOR exposure related to derivatives adhered to the ISDA 2020 IBOR Fallbacks Protocol prior to June 30, 2023, facilitating the transition of our legacy derivative contracts to appropriate ARRs. Our GBP LIBOR exposure transitioned to Sterling Overnight Index Average ("SONIA"), and our remaining US dollar LIBOR and CDOR exposure has transitioned or is expected to transition to appropriate ARRs in the first half of 2024.

As at December 31, 2023, our exposure to US dollar LIBOR consists of non-derivative financial assets of $86 (December 31, 2022 — $2,750), non-derivative financial liabilities of $nil (December 31, 2022 — $77) and derivative notional of $nil (December 31, 2022 — $1,683) that have not yet been confirmed to have transitioned to SOFR. Our exposure to CDOR consists of non-derivative financial assets of $589
(December 31, 2022 — $396), non-derivative financial liabilities of $4,896 (December 31, 2022 — $5,892), and derivative notional of $9,159 (December 31, 2022 — $11,725) that have not yet transitioned to CORRA, excluding financial instruments maturing by June 28, 2024, and including derivatives that are expected to automatically transition to CDOR upon its cessation.
2.A.iii Other Amended International Financial Reporting Standards Adopted in 2023
We adopted the following amendments to IFRS on January 1, 2023. The adoption of these amendments did not have a material impact on our Consolidated Financial Statements:

In May 2021, the IASB issued amendments to IAS 12 Income Taxes ("IAS 12"). The amendments, Deferred Tax related to Assets and Liabilities arising from a Single Transaction, narrow the scope of the recognition exemption in IAS 12 so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences.

In February 2021, the IASB issued amendments to IAS 1 Presentation of Financial Statements ("IAS 1") and IFRS Practice Statement 2 Making Materiality Judgments ("IFRS Practice Statement 2"). The amendments to IAS 1 require companies to disclose their material accounting policy information rather than their significant accounting policies. The amendments to IFRS Practice Statement 2 provide guidance on how to apply the concept of materiality to accounting policy disclosures.

In February 2021, the IASB issued amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. The amendments clarify how companies should distinguish changes in accounting policies from changes in accounting estimates.

In May 2023, the IASB issued amendments to IAS 12 to give temporary relief from accounting for deferred taxes arising from Pillar Two model rules, which the Organization for Economic Co-operation and Development ("OECD") published in December 2021. The amendments introduce a mandatory temporary exception to the accounting for deferred taxes arising from jurisdictions implementing the global tax rules and disclosure requirements for affected entities to help users better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date. Effective upon issuance, we have applied the mandatory temporary exception which is effective immediately.

On August 4, 2023, the Canadian Department of Finance released draft legislation to implement certain previously announced measures, including application rules for a 15% global minimum tax under OECD’s two-pillar plan, which will apply to Sun Life effective January 1, 2024, however the timing of the substantive enactment of these rules in most jurisdictions where Sun Life operates is uncertain. The Pillar Two rules are not expected to have a material impact on Sun Life’s consolidated financial statements when they become effective.
2.A.iv Summary of Impact of the New and Amended International Financial Reporting Standards Adopted in 2023
Due to the adoption of IFRS 17 and IFRS 9, key financial items on our Consolidated Statements of Financial position were impacted as follows:

	As at January 1, 2022	IFRS 9 Adjustments(1)	IFRS 17 Adjustments	Other(2)	As at January 1, 2022 subsequent to transition
Invested assets	$181,261	$4,007	$—	$—	$185,268
Policy loans(3)	3,261	—	(3,261)	—	—
Reinsurance contract held assets and Insurance contract assets(4)	3,683	—	3,091	—	6,774
Other assets(3)	157,165	—	(1,156)	1,093	157,102
Total assets	$345,370	$4,007	$(1,326)	$1,093	$349,144
Insurance contract liabilities and Reinsurance contract held liabilities(5)	$147,811	$—	$3,595	$—	$151,406
Investment contract liabilities(6)	3,368	—	6,546	—	9,914
Other liabilities(3)	166,118	—	(412)	(88)	165,618
Total liabilities	$317,297	$—	$9,729	$(88)	$326,938
Total equity(7)	$28,073	$4,007	$(11,055)	$1,181	$22,206
Total liabilities and equity	$345,370	$4,007	$(1,326)	$1,093	$349,144

(1)     Primarily due to measurement impacts from IFRS 9 classification changes on Mortgages and loans of $4,025.
(2)    Due to tax impacts from IFRS 17 and IFRS 9 adoption.
(3)    Certain balances, such as Policy loans and amounts related to premiums, that were previously presented separately or included in Other assets and Other liabilities, are included in the assets or liabilities for Insurance contracts issued or Reinsurance contracts held balances under IFRS 17.
(4)    Increase primarily due to IFRS 17 remeasurement impacts and a requirement to present Insurance contract assets and Reinsurance contract held liabilities separately from Insurance contract liabilities and Reinsurance contract held assets.
(5)    Increase in Insurance contract liabilities and Reinsurance contract held liabilities balances is primarily due to IFRS 17 remeasurement impacts, partially offset by IFRS 17 reclassification impacts. Remeasurement impacts are primarily due to the establishment of CSM of $9.8 billion, the impact of discount rate changes under IFRS 17, and the release of certain reserves held under IFRS 4. Reclassification impacts are primarily offset in Policy loans and Investment contract liabilities.
(6)    Certain contracts previously included in Insurance contract liabilities under IFRS 4 are reclassified to Investment contract liabilities under IFRS 17.
(7)    Consists of a $4.4 billion reduction to Shareholders' equity and a $1.5 billion reduction to Equity in the participating account.
Impact of applying the classification overlay on January 1, 2022
As permitted by IFRS 17 and IFRS 9, we have elected to apply the classification and measurement requirements of IFRS 9 to remeasure all financial assets held in comparative periods, including those that were derecognized during that period. The classification and measurement of these financial assets were based on our expected business model as at January 1, 2022. For financial assets in which the impairment requirements of IFRS 9 applies, we have elected to continue presenting the loss allowance that was determined in accordance with IAS 39.

The impact of applying the classification overlay on the classification and measurement of financial assets for the comparative years are presented below:

	Classification Category		IAS 39		IFRS 9
Financial instrument	IAS 39	IFRS 9	As at December 31, 2021	Impact of classification overlay	As at January 1, 2022
Assets impacted by the classification overlay:
Debt securities	AFS	FVTPL	$125	$—	$125	(1)
Debt securities	AFS	FVOCI	12,604	—	12,604
Debt securities	FVTPL	FVOCI	3,549	—	3,549	(2)
Equity securities	AFS	FVTPL	1,575	—	1,575	(3)
Mortgages and loans	Loans and receivables	FVTPL	47,772	4,015	51,787	(4)
Mortgages and loans	Loans and receivables	FVOCI	1,594	20	1,614	(5)
Mortgages and loans	Loans and receivables	Amortized cost	2,326	—	2,326	(6)
Other financial invested assets	AFS	FVTPL	781	—	781	(3)
Other financial invested assets (CLOs)	Loans and receivables	FVOCI	1,865	(10)	1,855	(7)
Assets not impacted by the classification overlay:
Derivative assets	FVTPL	FVTPL	1,583	—	1,583
Other financial invested assets	FVTPL	FVTPL	4,435	—	4,435
Cash, cash equivalents and short-term securities	FVTPL	FVTPL	12,278	—	12,278
Debt securities	FVTPL	FVTPL	72,449	—	72,449
Equity securities	FVTPL	FVTPL	7,538	—	7,538
Total			$170,474	$4,025	$174,499

(1)    Certain debt securities classified as AFS under IAS 39 are reclassified to FVTPL under IFRS 9, primarily because doing so can eliminate or significantly reduce an accounting mismatch.
(2)    Certain debt securities previously designated at FVTPL under IAS 39 are reclassified to FVOCI under IFRS 9 as they are managed within a business model of collecting contractual cash flows and selling the financial assets, and pass the SPPI test.
(3) Certain equity securities and other financial invested assets were classified as AFS under IAS 39 are reclassified to FVTPL under IFRS 9 and we have not elected to designate them at FVOCI.
(4)    Certain mortgages and loans classified as loans and receivables under IAS 39 are reclassified to FVTPL under IFRS 9, primarily because doing so can eliminate or significantly reduce an accounting mismatch. The carrying value of these mortgages and loans was adjusted to reflect their fair value with the difference recorded in retained earnings.
(5)    Certain mortgages and loans classified as loans and receivables under IAS 39 are reclassified to FVOCI under IFRS 9 as they are held within a business model of collecting contractual cash flows and selling the financial assets, and pass the SPPI test.
(6)    Certain mortgages and loans classified as loans and receivables under IAS 39 are reclassified to amortized cost under IFRS 9 as they are held within a business model of collecting contractual cash flows, and pass the SPPI test.
(7)    Under IAS 39, assets related to CLOs within other financial invested assets were classified as loans and receivables. These assets are managed within a business model of collecting contractual cash flows and selling the financial assets, and pass the SPPI test. Accordingly, we have reclassified these other financial invested assets from amortized cost to FVOCI under IFRS 9.

The classification overlay was applied as at January 1, 2022, with a post-tax impact of $2,873 to opening retained earnings and $(116) to AOCI. Equity in the participating account increased by a post-tax amount of $397. Our accounting policies for the classification of financial instruments under IFRS 9 are set out in Note 1. The application of those accounting policies resulted in the reclassifications presented in the table above.
Impact of IFRS 9 adoption on January 1, 2023
Classification of financial assets and financial liabilities
The following table summarizes the classification and measurement impact of IFRS 9 as at January 1, 2023, including any reclassification and remeasurement changes from how assets were measured using the classification overlay. Reclassifications represent movements of the carrying amount of financial assets and financial liabilities whose classifications have changed as a result of IFRS 9. Remeasurement represents changes in the carrying amount of the financial assets and financial liabilities due to changes in their measurement.

		Reconciliation of carrying amount
Classification Category		IFRS 9(1)			IFRS 9
As at	IFRS 9(4)	December 31, 2022	Reclassification(2)	Remeasurement(3)	January 1, 2023
Financial assets with transition impact:
Debt securities	FVTPL	$302	$3,079	$—	$3,381
Debt securities	FVOCI	16,545	(2,285)	—	14,260
Debt securities	FVTPL	59,055	(794)	—	58,261
Equity securities	FVTPL	324	(70)	—	254
Equity securities	FVOCI	—	70	—	70
Mortgages and loans	FVTPL	47,208	150	—	47,358
Mortgages and loans	FVOCI	1,804	(150)	—	1,654
Mortgages and loans	Amortized cost	2,241	—	19	2,260
Other financial invested assets	FVTPL	996	—	—	996
Other financial invested assets (CLOs)(5)	FVTPL	2,880	—	—	2,880
Financial assets with no transition impact:
Derivative assets	FVTPL	2,095	—	—	2,095
Other financial invested assets	FVTPL	5,542	—	—	5,542
Cash, cash equivalents and short-term securities	FVTPL	11,219	—	—	11,219
Equity securities	FVTPL	6,824	—	—	6,824
Total financial assets		$157,035	$—	$19	$157,054

(1)    Amounts for the year ended December 31, 2022 were adjusted to reflect application of the classification overlay, the recognition of unfunded commitments on FVTPL fixed income assets and the impact of enhancements to our fair value methodology for private fixed income assets. The enhancements increased observability of inputs to the fair valuation of private fixed income assets and resulted in a decrease of $634 in the carrying value of our private fixed income assets as at December 31, 2022. The recognition of unfunded commitments resulted in a decrease of $98 in the carrying value of our mortgages and loans as at December 31, 2022.
(2)    Certain financial assets were reclassified between classification categories upon the adoption of IFRS 17 and IFRS 9 on January 1, 2023. The reclassifications were primarily driven by asset rebalancing between segments where level of sensitivity to interest rates resulted in the designation of certain fixed income assets at FVTPL or a reclassification from FVTPL to FVOCI.
(3)    We adopted impairment requirements under IFRS 9 on January 1, 2023. Remeasurement primarily reflects the difference between IAS 39 incurred loss allowance and IFRS 9 allowance for ECL that affect carrying value. Refer to the Impairment of financial assets table below for remaining adjustments that did not affect carrying value.
(4) The IAS 39 classification category for financial asset balances as at December 31, 2022 can be referenced in the table above describing the impact of the classification overlay.
(5)    The classification of Other financial invested assets related to CLOs as well as the corresponding liabilities were revised from FVOCI and Amortized cost, respectively, to FVTPL to reflect the business model used to manage the assets and liabilities related to CLOs. The impact of this change is not material.

Our financial liabilities were not significantly impacted by the adoption of IFRS 9 on January 1, 2023. Segregated fund contracts and supporting assets were also not significantly impacted by the adoption of IFRS 9 on January 1, 2023, as they maintained a FVTPL classification. The post-tax amounts recognized in opening retained earnings and AOCI on January 1, 2023, as a result of the adoption of
IFRS 9, were $(553) and $553, respectively.
Items previously designated at FVTPL
The following financial assets are classified under IFRS 9 as FVTPL by nature because the assets are managed on a fair value basis, or FVOCI because they are managed under a business model of HTC&S.

	IAS 39		IFRS 9
As at	December 31, 2022		January 1, 2023
	Previous measurement category	Carrying amount	Measurement category	Carrying amount
Financial assets:
Debt securities	FVTPL (designated)	$3,703	FVOCI	$4,497
Equity securities	FVTPL (designated)	$6,824	FVTPL	$6,824
Other financial invested assets	FVTPL (designated)	$5,542	FVTPL	$5,542
Impairment of financial assets
The following table reconciles the loss allowance under IAS 39 as at December 31, 2022 with the allowance for ECL under IFRS 9 as at January 1, 2023.

	IAS 39 December 31, 2022	Remeasurement	IFRS 9 January 1, 2023
Debt securities at FVOCI under IFRS 9:
From AFS under IAS 39	$—	$15	$15
From FVTPL under IAS 39	—	17	17
Mortgages and loans at FVTPL under IFRS 9:
From loans and receivables under IAS 39	151	(151)	—
Mortgages and loans at FVOCI under IFRS 9:
From loans and receivables under IAS 39	33	1	34
Mortgages and loans at amortized cost under IFRS 9:
From loans and receivables under IAS 39	8	1	9
Total	$192	$(117)	$75
2.B New and Amended International Financial Reporting Standards to be Adopted in 2024
The following new and amended IFRS were issued by the IASB. We expect to adopt these in 2024:

In September 2022, the IASB issued amendments to IFRS 16 to add subsequent measurement requirements for sale and leaseback transactions that satisfy the requirements in IFRS 15 Revenue from Contracts with Customers to be accounted for as a sale. The amendments require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The amendments to IFRS 16 will be effective for annual reporting period beginning on or after January 1, 2024, with early application permitted. We do not expect the adoption of these amendments to have a material impact on our Consolidated Financial Statements.